Related Party Transactions - Summary of Related Party Costs (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total	$ 464,483	$ 32,030	$ 518,483	$ 395,631	$ 362,631	$ 833,612
Cash-based [Member]
Total	70,452	27,000	124,452	81,000	48,000	48,000
Stock-based [Member]
Total	$ 394,031	$ 5,030	$ 394,031	$ 314,631	$ 314,631	$ 785,612